Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments [Abstract]
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments

6.    Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments

The following table discloses certain information regarding the Company’s revolving credit facilities, term loan and mortgages payable (in millions):

	Carrying Value at December 31,		Weighted- Average Interest Rate at December 31,		Maturity Date
	2011	2010	2011	2010
Unsecured indebtedness:
Unsecured Credit Facility	$102.4	$279.9	2.7%	3.5%	February 2016
PNC Facility	40.0	—	1.9%	—	February 2016
Secured indebtedness:
Term Loan	500.0	600.0	3.0%	2.2%	September 2014
Mortgage and other secured indebtedness — Fixed Rate	1,230.4	1,226.0	5.4%	5.6%	July 2012 - February 2022
Mortgage and other secured indebtedness — Variable Rate	91.0	144.1	2.0%	3.5%	January 2012 - December 2037
Tax-exempt certificates — Fixed Rate	1.0	8.5	6.9%	7.1%	February 2016

Revolving Credit Facilities

The Company maintains an unsecured revolving credit facility with a syndicate of financial institutions, arranged by JP Morgan Securities, LLC and Wells Fargo Securities, LLC (the “Unsecured Credit Facility”). In June 2011, the Company amended the Unsecured Credit Facility and reduced the availability from $950 million to $750 million. The Unsecured Credit Facility maturity date was extended by two years from February 2014 to February 2016, and the interest rate changed from LIBOR plus 275 basis points to LIBOR plus 165 basis points. The Unsecured Credit Facility provides for borrowings of up to $750 million, if certain financial covenants are maintained, and an accordion feature for expansion of availability to $1.25 billion upon the Company’s request, provided that new or existing lenders agree to the existing terms of the facility and increase their commitment level. The Unsecured Credit Facility includes a competitive bid option on periodic interest rates for up to 50% of the facility. The Unsecured Credit Facility also provides for an annual facility fee, which was reduced in June 2011 from 50 basis points to 35 basis points, on the entire facility. The Unsecured Credit Facility also allows for foreign currency-denominated borrowings. At December 31, 2011, the Company had US$25.1 million of Euro-denominated borrowings and US$59.4 million of Canadian dollar-denominated borrowings outstanding.

The Company also maintains a $65 million unsecured revolving credit facility with PNC Bank, National Association (the “PNC Facility” and, together with the Unsecured Credit Facility, the “Revolving Credit Facilities”) that was amended in June 2011. The PNC Facility reflects terms consistent with those contained in the Unsecured Credit Facility.

The Company’s borrowings under the Revolving Credit Facilities bear interest at variable rates at the Company’s election, based on either (i) the prime rate plus a specified spread (0.65% at December 31, 2011), as defined in the respective facility, or (ii) LIBOR, plus a specified spread (1.65% at December 31, 2011). The specified spreads vary depending on the Company’s long-term senior unsecured debt rating from Moody’s Investors Service (“Moody’s”) and Standard and Poor’s (“S&P”). The Company is required to comply with certain covenants relating to total outstanding indebtedness, secured indebtedness, maintenance of unencumbered real estate assets, unencumbered debt yield and fixed charge coverage. The Company was in compliance with these covenants at December 31, 2011.

Term Loan

The Company maintains a collateralized term loan with a syndicate of financial institutions, for which KeyBank National Association serves as the administrative agent (the “Term Loan”). The Company amended the Term Loan in June 2011 and reduced the amount outstanding from $550 million to $500 million with an accordion feature for expansion up to $600 million upon the Company’s request, provided that new or existing lenders agree to the existing terms of the facility and increase their commitment level. The amended Term Loan matures in September 2014 with a one-year extension option. Borrowings under the Term Loan bear interest at variable rates based on LIBOR, as defined in the loan agreement, plus a specified spread based (1.7% at December 31, 2011) on the Company’s long-term senior unsecured debt rating. The collateral for the Term Loan is real estate assets, or investment interests in certain assets, that are already encumbered by first mortgage loans. The Company is required to comply with covenants similar to those contained in the Revolving Credit Facilities. The Company was in compliance with these covenants at December 31, 2011.

Mortgages Payable and Other Secured Indebtedness

At December 31, 2011, mortgages payable, collateralized by investments and real estate with a net book value of approximately $2.3 billion, and related tenant leases are generally due in monthly installments of principal and/or interest. Fixed interest rates on mortgage payables range from approximately 4.2% to 9.8%.

Scheduled Principal Repayments

As of December 31, 2011, the scheduled principal payments of the Revolving Credit Facilities, Term Loan, senior notes (Note 7) and mortgages payable, excluding extension options, for the next five years and thereafter are as follows (in thousands):

Year	Amount
2012	$545,938
2013	389,549
2014	819,347
2015	498,282
2016	507,823
Thereafter	1,330,301

$4,091,240
Fair market value of assumed debt	13,344

Total indebtedness	$4,104,584

Total gross fees paid by the Company for the Revolving Credit Facilities and Term Loan in 2011, 2010 and 2009 aggregated approximately $4.0 million, $2.9 million and $2.3 million, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company incurred debt extinguishment costs associated with the prepayment of mortgages payable of $7.9 million, $4.2 million and $14.4 million, respectively, which are reflected in other expense in the Company’s consolidated statements of operations.